Condensed Consolidated Statements of Operations (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Cost of goods sold from related party	$ 977,784	$ 723,387	$ 3,607,090	$ 3,309,941	$ 3,474,012	$ 3,014,951
Interest expense to related parties	$ 27,877	$ 17,795	$ 26,067	$ 38,831	$ 56,626	$ 15,784